NET LOSS PER SHARE	12 Months Ended
Dec. 31, 2016
NET LOSS PER SHARE
NET LOSS PER SHARE
NOTE 10 — NET LOSS PER SHARE

Basic and diluted net loss per common share for the years ended December 31, 2016 and 2015 were determined by dividing net loss by the weighted average common shares outstanding during the period. The Company’s potentially dilutive shares, which include 1,445,013 stock options, 14,000 unvested common shares, and 10,500 warrants (exercisable at $8.57 per share), have not been included in the computation of diluted net loss per share for all periods as the result would be antidilutive.